Investment in Interest-Earning Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in Interest-Earning Time Deposits [Abstract]
Due in one year or less	$ 3,325	$ 3,058
Due after one year through five years	4,807	5,024
Total	$ 8,132	$ 8,082